Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2025 and 2024.

	31/12/25	31/12/24
U.S. dollars	3,434	5,515
British pounds	3,414	4,304
Euro	4,850	2,416
Australian dollars	592	369
Mexican pesos	422	—
Japanese yen	113	124
Total	12,825	12,728

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” (within the caption “Gains on derivative financial instruments”) and contracts with net unrealized losses are presented as “liabilities” (within the caption “Losses on derivative financial instruments”).

	2025		2024
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	8,767	76	2,909	24
Liabilities	4,058	(19)	9,819	(268)
Total	12,825	57	12,728	(244)